First Trust Bloomberg Artificial Intelligence ETF Annual Total Returns	12 Months Ended
Dec. 31, 2025
First Trust Bloomberg Artificial Intelligence ETF | First Trust Bloomberg Artificial Intelligence ETF
Prospectus [Line Items]
Annual Return [Percent]	33.73%